Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of consolidation of variable interest entity
	December 31, 2019	June 30, 2019
	(unaudited)
Cash	$1,008,472	$307,320
Short-term investments	1,924,458	4,078,244
Inventories	1,534,997	114,533
Loans due from a third party	2,326,583	-
Other current assets	347,954	436,766
Property and equipment, net	1,483,181	604,095
Deposits for plant, property and equipment	906,351	665,380
Right of use assets	1,189,294	-
Other noncurrent assets	218,562	278,786
Total Assets	$10,939,852	$6,485,124

Due to MYT*	$7,377,548	$6,943,194
Other current liabilities	352,253	262,034
Lease liabilities	1,173,326	-
Total Liabilities	$8,901,127	$7,205,228

* Payable due to MYT is eliminated upon consolidation.

	For the Six Months Ended December 31,
	2019	2018
	(unaudited)	(unaudited)
Revenue	$418,219	$51,189
Net loss from continuing operations	$(847,182)	$(152,215)

Schedule of revenue recognition
	For the Six Months Ended December 31,
	2019	2018
	(unaudited)	(unaudited)
Sales by Hunan MYT	$348,816	$51,189
Sales by 39Pu	69,403	-
	$418,219	$51,189